Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Parent Company Only Condensed Financial Information
24.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2012	2013
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	10,416	238,947
Short-term investments	1,386	—
Prepayments and other current assets	2,719	918

Total current assets	14,521	239,865

Non-current assets:
Other non-current assets	—	8,271
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	482,428	808,862

Total non-current assets	482,428	817,133

Total assets	496,949	1,056,998

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other liabilities	17	554
Amounts due to subsidiaries and PRC Domestic Entities	310,053	262,977

Total current liabilities	310,070	263,531

Non-current liabilities:
Convertible senior notes	—	350,000

Total non-current liabilities	—	350,000

Total liabilities	310,070	613,531

Commitments and contingencies

Shareholders’ equity:
Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 56,013,735 shares and 57,440,895 shares issued and outstanding as of December 31, 2012 and 2013, respectively	7,192	7,376
Class B ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2012 and 2013, respectively	3,124	3,124
Additional paid-in capital	69,637	89,071
Accumulated other comprehensive income	23,974	43,381
Retained earnings	82,952	300,515

Total shareholders’ equity	186,879	443,467

Total liabilities and shareholders’ equity	496,949	1,056,998

Condensed statements of comprehensive income

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
General and administrative expenses	(1,764)	(49)	(460)

Operating loss	(1,764)	(49)	(460)

Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ Subsidiaries	107,732	151,649	298,812
Interest expenses	—	—	(566)
Realized (loss) gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net (loss) gain on available-for-sale security of (US$721), nil and US$821 for the twelve months ended December 31, 2011, 2012 and 2013, respectively)	(721)	—	821
Other-than-temporary impairment on available-for-sale security	(3,622)	(14)	—
Foreign exchange gain	—	224	2

Income before income taxes	101,625	151,810	298,609

Income tax expenses	—	—	—

Net income	101,625	151,810	298,609

Other comprehensive income, net of tax
Foreign currency translation adjustments	10,839	1,378	20,150

Unrealized gain on available-for-sale security	—	743	78
Reclassification adjustment for loss (gain) included in net income	721	—	(821)

Other comprehensive income, net of tax	11,560	2,121	19,407

Comprehensive income	113,185	153,931	318,016

Condensed statements of cash flows

	2011	2012	2013
	US$	US$	US$

Net cash (used in) provided by operating activities	(638)	(588)	1,192

Net cash provided by investing activities	—	—	1,464

Net cash provided by (used in) financing activities	46,098	(35,088)	225,875

Net increase (decrease) in cash and cash equivalents	45,460	(35,676)	228,531
Cash and cash equivalents at beginning of year	632	46,092	10,416

Cash and cash equivalents at end of year	46,092	10,416	238,947

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.